Leases (Details) - Schedule of Operating and Financing Lease Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Activity [Abstract]
Operating lease cost	$ 205	$ 293	$ 709	$ 828	$ 1,119	$ 396
Finance lease cost:
Amortization of right-of-use assets	21	54	112	148	194	179
Interest on lease liabilities	2	7	13	26	32	42
Total lease cost	$ 228	$ 354	$ 834	$ 1,002	$ 1,345	$ 617